INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	A summary of inventories is as follows:
As of:	June 30, 2023	December 31, 2022
Raw materials	$263,800	$176,440
Work in process	-	-
Finished goods	1,021,030	836,359
Inventory	$1,284,830	$1,012,799
A summary of inventories is as follows:
As of:	December 31, 2022	December 31, 2021
Raw materials	$176,440	$97,636
Work in process	-	-
Finished goods	836,359	-
Inventory	$1,012,799	$97,636